Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of June 30,
	2026	2025
Office buildings	20,557,526	20,628,654
Equipment and office furniture	2,433,520	1,902,317
Office building related facilities, machinery and equipment	64,192	63,022
Transportation equipment	707,728	707,015
Leasehold improvements	3,098,249	2,930,897
Total	26,861,215	26,231,905
Less: accumulated depreciation	(6,911,094)	(5,019,442)
Property and equipment, net	19,950,121	21,212,463